1. MERGER CONSIDERATION (in thousands)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
1. MERGER CONSIDERATION (in thousands)

The accompanying pro forma adjustments reflect the Merger transactions under ASC 805 Business Combinations (“ASC 805”). Under ASC 805 tangible and identifiable intangible assets acquired and liabilities assumed were recorded at their estimated fair values. The excess of the preliminary estimated fair value of net assets acquired over the Merger Consideration is classified as bargain purchase on the accompanying unaudited pro forma condensed combined balance sheet and statements of operations. The estimated fair values and useful lives of assets acquired and liabilities assumed were based on preliminary management estimates and are subject to final valuation adjustments which may cause some of the amounts ultimately recorded as bargain purchase to be materially different from those shown on the unaudited pro forma condensed combined balance sheet. The final fair value assignments could differ materially from the preliminary amounts reflected herein and may cause our actual results to differ materially from those presented in the unaudited pro forma condensed combined financial information.  All outstanding equity, including all outstanding rights to acquire equity, of Cilion was canceled.

The preliminary purchase price of and purchase price allocation for Cilion, Inc., as presented below, represent our best estimates.

Cash	$16,500
Fair value of 20,000,000 shares issued	15,600
Fair value of note payable	3,824
$35,924